NON OPERATING INCOME AND EXPENDITURE	12 Months Ended
Jun. 30, 2019
NON OPERATING INCOME AND EXPENDITURE
NON OPERATING INCOME AND EXPENDITURE

5.NON OPERATING INCOME AND EXPENDITURE

	2019	2018	2017
	A$	A$	A$

Net profit on disposal of plant and equipment	—	—	52,188
Research and development tax incentive	856,707	299,351	253,159
Export Marketing & Development Grant	—	126,907	—
Interest income	25,794	15,218	38,765
Rental income	—	—	—
Other income	137,268	—	—
Total non operating income and expenditure	1,019,769	441,476	344,112